Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2019
Expenses by nature
Summary of expenses by nature

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 7)	160,853	191,306	258,495
Advertising and marketing expenses	227,544	245,859	303,856
Cost of inventories and consumables	91,685	106,950	112,617
Operating lease rental expenses	39,216	43,432	8,986
Amortisation and depreciation	29,111	32,140	83,834
Utilities and office expenses	45,633	48,888	51,271
Travelling and entertainment expenses	13,523	15,037	28,173
Bank charges	4,347	4,059	5,158
Loss on disposal of property, plant and equipment	559	80	1,444
Legal and professional fees	—	658	6,032
Other expenses	15,249	19,169	25,479
	627,720	707,578	885,345